Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	May 30, 2014
Supplement [Text Block]	pip12_SupplementTextBlock

Prudential Investment Portfolios 12
Prudential Global Real Estate Fund

Supplement dated July 1, 2014 to the current Summary Prospectus and Prospectus of the fund named above, the “Fund.”

The Board of Directors of the Fund has approved adding the FTSE EPRA/NAREIT Developed Real Estate Net Index (“FTSE Index”) as an additional Fund benchmark, effective July 1, 2014.

In connection with this change, the index table in the “Investment Risks and Performance” section of the Fund’s Summary Prospectus and Prospectus is replaced with the following:

Index % (reflects no deduction for fees, expenses or taxes)	One Year	5 Years	10 Years	Since Inception
S&P Developed Property Net Index	5.01	15.60	7.81	N/A
FTSE EPRA/NAREIT Developed Real Estate Net Index	3.67	15.24	N/A	N/A
S&P 500 Index	32.37	17.93	7.40	N/A

PRUDENTIAL GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip12_SupplementTextBlock

Prudential Investment Portfolios 12
Prudential Global Real Estate Fund

Supplement dated July 1, 2014 to the current Summary Prospectus and Prospectus of the fund named above, the “Fund.”

The Board of Directors of the Fund has approved adding the FTSE EPRA/NAREIT Developed Real Estate Net Index (“FTSE Index”) as an additional Fund benchmark, effective July 1, 2014.

In connection with this change, the index table in the “Investment Risks and Performance” section of the Fund’s Summary Prospectus and Prospectus is replaced with the following:

Index % (reflects no deduction for fees, expenses or taxes)	One Year	5 Years	10 Years	Since Inception
S&P Developed Property Net Index	5.01	15.60	7.81	N/A
FTSE EPRA/NAREIT Developed Real Estate Net Index	3.67	15.24	N/A	N/A
S&P 500 Index	32.37	17.93	7.40	N/A

PRUDENTIAL GLOBAL REAL ESTATE FUND | S&P Developed Property Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	15.60%
10 Years	rr_AverageAnnualReturnYear10	7.81%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL GLOBAL REAL ESTATE FUND | FTSE EPRA/NAREIT Developed Real Estate Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	15.24%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL GLOBAL REAL ESTATE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.37%
5 Years	rr_AverageAnnualReturnYear05	17.93%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception